LAWSUITS AND LITIGATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of lawsuits and litigations [Abstract]
LAWSUITS AND LITIGATIONS
NOTE 20 –   LAWSUITS AND LITIGATIONS

A.	Claims

Total provision recorded in the financial statements in respect of all lawsuits against the Group amounted to NIS 62 million at December 31, 2018.

Described below are the main litigation and claims against the Group:

1.	Consumer claims

This category includes class actions and motions for the recognition of these lawsuits as class actions with respect to, among others, alleged claims regarding charges and claims regarding alleged breach of the Consumer Protection Law, the Privacy Protection Law, the Communications Law (Telecommunications and Broadcasting), license provisions, other legal provisions and engagement agreements with customers.

Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	23	582
NIS 101 - 400 million	5	1,118
NIS 401 million - NIS 1 billion	2	1,405
Unquantified claims	17	-
Total	47	3,105

With respect to 4 of the claims mentioned in the table above, the court approved these claims as class actions:

1.
On September 7, 2010, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner unlawfully charged its customers for services of various content providers which are sent through text messages (SMS). The total amount claimed from Partner was estimated by the plaintiffs to be approximately NIS 405 million. The claim was certified as a class action in December 2016. In January 2017, the plaintiffs filed an appeal to the Supreme Court, regarding the definition of the group of customers. In November 2018, the Supreme Court dismissed the appeal and the claim was reverted back to the District Court. Partner estimates that even if the claim will be decided in favor of the approved group of customers (as defined by the District Court), the damages that Partner will be required to pay for, will be immaterial.

2.
On April 3, 2012, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner breached its license conditions in connection with benefits provided to customers that purchased handsets from third parties. The amount claimed in the lawsuit was estimated by the plaintiffs to be approximately NIS 22 million. In September 2014, The Court approved the motion and recognized the lawsuit as a class action. In July 2017, the parties filed a request to the Court to approve a settlement agreement. Partner estimates that the damages that Partner will be required to pay for will be immaterial.

3.
On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner required their customers to purchase a router and/or a call adaptor and/or terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against Partner is estimated by the plaintiff to be approximately NIS 116 million. In February 2019, the Court approved the request to certify the claim as a class action. In March 2019, Partner filed an appeal of this decision. Partner estimates that the damages that Partner will be required to pay for will be immaterial.

4.
On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against 012 Smile. The claim alleges that 012 Smile required their customers to purchase a router and/or a call adaptor and/or terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against 012 Smile is estimated by the plaintiff to be approximately NIS 64 million. In February 2019, the Court approved the request to certify the claim as a class action. In March 2019, the Company filed an appeal of this decision. The Company estimates that the damages that the Company will be required to pay for will be immaterial.

With respect to 3 claims mentioned in the table above in a total amount of NIS 56 million (other than the 4 claims mentioned above), the parties filed requests to approve settlement agreements and with respect to 4 additional claims in a total amount of NIS 358 million (other than the 4 claims mentioned above), the court approved settlement agreements and withdrawals.

2.	Employees and other claims

This category includes 1 claim: In March 2014, a claim and a motion to certify the claim as a class action were filed against the Company. The claim alleged that the Company did not include in the severance pay calculation for its employees various components that constitute an addition to the salary for the severance pay calculation and thereby acted unlawfully.  The total amount claimed from Partner was estimated by the plaintiff to be approximately NIS 100 million. In November 2015, the plaintiff filed an amended claim and a motion to certify the claim as a class action. In November 2017, the parties filed a revised settlement agreement which was approved by the Court in July 2018. Partner is currently implementing the amended settlement agreement. The damages that Partner is required to pay are immaterial.

In addition to all the above mentioned claims the Group is a party to various claims arising in the ordinary course of its operations.

B.	Contingencies in respect of building and planning procedures

Section 197 of the Building and Planning Law states that a property owner has the right to be compensated by a local planning committee for reductions in property value as a result of a new building plan.

In January 2006, the Non-ionizing Radiation Law was published, amending the Planning and Building Law so that local Planning and Building committees must require indemnification letters against reduction in property value from the cellular operators requesting building permits.

Accordingly, on January 3, 2006, the National Council for Planning and Building published an interim decision conditioning the issuance of building permits for cell site permits by local planning and building councils upon provision of a 100% indemnification undertaking by the cellular operators. This decision shall remain in effect until it is replaced with an amendment to the National Zoning Plan 36. Between January 3, 2006 and December 31, 2018 the Company provided the local authorities with 490 indemnification letters as a pre-condition for obtaining building permits.

In case the Company shall be required to make substantial payments under the indemnity letters, it could have an adverse effect on the Company's financial results.

According to the company’s management estimation and based on its legal counsel, a provision in the financial statement was not included.

The Company assumes that the requirement to provide indemnification letters might require it to change locations of sites to different, less suitable locations and to dismantle some of its sites. These changes in the deployment of the sites might have an adverse effect on the extent, quality and capacity of the network coverage.

C.	Investigation by the Israeli Tax Authority

The Israeli Tax Authority is conducting an investigation that involves document collection and the questioning of among others, several Company employees, both past and current. The investigation is seeking to determine whether there have been violations of the Eilat Free Trade Zone (Tax Exemptions and Reductions) - 1985 Law regarding the sale of cellular phones in the city of Eilat. The Company is fully cooperating with the Israeli Tax Authority. At this stage, the Company is unable to estimate the impact of the investigation on the Company, its results and its condition, if any.